June 18, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Aberdeen Investment Funds (the “Trust”)
File Nos. (33-47507) and (811-6652)
Post–Effective Amendment No. 64

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A.  This filing, made under Rule 485(a)(1), is made solely for the purpose of updating the Part C to include the Consent of the Independent Registered Public Accounting Firm, as requested by the SEC staff.  This filing incorporates by reference to Prospectus and Statement of Additional Information for the Fund as contained in Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A filed on May 22, 2013.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Trust hereby respectfully requests acceleration of its Registration Statement on Form N-1A, so that it will become effective on June 21, 2013, or as soon thereafter as practicable.

We request that we be notified of such effectiveness by a telephone call to Thomas Majewski of Howard & Majewski LLP at 646-737-4951.

The Registrant hereby acknowledges that, if the Securities and Exchange Commission (or its staff, acting pursuant to delegated authority) (the “Commission”) declares the filing effective, such action:

(i)	does not foreclose the Commission from taking any action with respect to the filing;

(ii)	does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(iii)	may not be asserted by the Registrant as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Aberdeen Investment Funds

/s/ Timothy Clemens
Timothy Clemens
Chief Financial Officer

Aberdeen Fund Distributors Inc.

/s/ Jeffrey Cotton
Jeffrey Cotton
Chief Compliance Officer

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